Discontinued Operations (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	$ (19,891)	$ (20,975)	$ (50,588)	$ (17,008)	$ (5,493)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Discontinued Operations [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(19,891)	(20,975)	(50,588)	(17,008)	(5,493)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Discontinued Operations [Member] | FSX Service [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(20,046)	(26,073)	(54,527)	(8,599)	(1,910)
Net cash used in investing activities from discontinued operations		(333)	(647)	(307)	(3,159)
Net decrease in cash from discontinued operations	(20,046)	(26,406)	(55,174)	(8,906)	(5,069)
Discontinued Operations [Member] | Logistics [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	155	5,098	3,939	(8,409)	(3,583)
Net cash used in investing activities from discontinued operations		(57)	(58)	(238)	(119)
Net decrease in cash from discontinued operations	$ 155	$ 5,041	$ 3,881	$ (8,647)	$ (3,702)